UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 47.47%

BRAZIL — 13.20%
Banco Bradesco SA
4.50%, 01/12/17[b]	$200	$213,000
5.90%, 01/16/21[b]	100	109,250
Banco Santander Brasil SA
4.50%, 04/06/15[b]	200	207,500
Banco Votorantim SA
7.38%, 01/21/20[b]	200	228,000
Braskem Finance Ltd.
7.00%, 05/07/20[b]	100	112,000
Fibria Overseas Finance Ltd.
7.50%, 05/04/20 (Call 05/04/15)[b]	100	110,000
Gerdau Trade Inc.
5.75%, 01/30/21[b]	100	110,500
GTL Trade Finance Inc.
7.25%, 10/20/17[b]	200	233,000
Itau Unibanco Holding SA
5.50%, 08/06/22[b]	200	209,000
5.75%, 01/22/21[b]	100	107,000
6.20%, 04/15/20[b]	100	109,750
JBS USA LLC
7.25%, 06/01/21 (Call 06/01/15)[b]	86	89,332
8.25%, 02/01/20 (Call 02/01/15)[b]	38	40,850
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/21 (Call 06/30/20)[b]	97	108,528
Odebrecht Finance Ltd.
6.00%, 04/05/23[b]	200	229,000
OGX Austria GmbH
8.50%, 06/01/18 (Call 06/01/15)[b]	200	186,500
Telemar Norte Leste SA
5.50%, 10/23/20[b]	200	211,000
Vale Overseas Ltd.
4.38%, 01/11/22	200	206,570
4.63%, 09/15/20	175	186,423
6.88%, 11/21/36	119	139,955
6.88%, 11/10/39	100	118,598
8.25%, 01/17/34	50	66,490
Vale SA
5.63%, 09/11/42	35	35,665
Voto Votorantim Overseas Trading Co.
6.63%, 09/25/19[b]	100	117,000

		3,484,911
CHILE — 0.15%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	37	38,460

		38,460
CHINA — 1.21%
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 04/28/14)[b]	100	105,000
Evergrande Real Estate Group Ltd.
13.00%, 01/27/15[b]	100	107,250

Security	Principal (000s)	Value

Shimao Property Holdings Ltd.
9.65%, 08/03/17 (Call 08/03/14)[b]	$100	$107,745

		319,995
COLOMBIA — 0.62%
Bancolombia SA
6.13%, 07/26/20	147	162,802

		162,802
HONG KONG — 5.12%
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b]	100	111,438
CITIC Pacific Ltd.
6.63%, 04/15/21[b]	100	103,312
Hongkong Land Finance Co. Ltd.
4.50%, 10/07/25	200	205,692
Hutchison Whampoa Finance (CI) Ltd.
7.45%, 08/01/17[b]	100	122,027
Hutchison Whampoa International Ltd.
4.63%, 09/11/15[b]	100	107,911
5.75%, 09/11/19[b]	100	117,057
7.63%, 04/09/19[b]	200	253,190
Li & Fung Ltd.
5.25%, 05/13/20	100	107,790
Noble Group Ltd.
6.75%, 01/29/20[b]	100	108,750
Swire Pacific MTN Financing Ltd.
5.50%, 08/19/19	100	115,530

		1,352,697
INDIA — 3.18%
Axis Bank Ltd.
4.75%, 05/02/16[b]	100	104,858
ICICI Bank Ltd.
5.00%, 01/15/16[b]	116	122,960
5.75%, 11/16/20[b]	200	217,132
Reliance Holdings USA Inc.
5.40%, 02/14/22[b]	250	277,393
Vedanta Resources PLC
9.50%, 07/18/18[b]	100	118,250

		840,593
ISRAEL — 0.80%
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	150	148,537
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	50	62,720

		211,257
JAMAICA — 0.83%
Digicel Group Ltd.
10.50%, 04/15/18 (Call 04/15/14)[b]	100	111,500
Digicel Ltd.
12.00%, 04/01/14 (Call 03/04/13)[b]	100	107,750

		219,250

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

KAZAKHSTAN — 0.42%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	$100	$110,750

		110,750
MEXICO — 6.73%
America Movil SAB de CV
3.13%, 07/16/22	400	397,405
5.00%, 03/30/20	100	114,272
5.75%, 01/15/15	60	65,226
6.13%, 03/30/40	100	124,151
6.38%, 03/01/35	50	62,915
BBVA Bancomer SA Texas Agency
4.50%, 03/10/16[b]	158	167,085
7.25%, 04/22/20[b]	100	113,500
Cemex Espana SA (Luxembourg)
9.25%, 05/12/20 (Call 05/12/15)[b]	170	182,750
9.88%, 04/30/19 (Call 04/30/16)[b]	150	168,375
Cemex Finance LLC
9.50%, 12/14/16 (Call 12/14/13)[b]	100	106,750
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	108,565
Grupo Televisa SAB
6.63%, 01/15/40	56	70,719
NII Capital Corp.
10.00%, 08/15/160 (Call 08/15/13)	100	96,750

		1,778,463
PERU — 0.97%
Banco de Credito del Peru
5.38%, 09/16/20[b]	100	111,500
Southern Copper Corp.
5.25%, 11/08/42	90	87,579
6.75%, 04/16/40	48	56,152

		255,231
QATAR — 0.40%
CBQ Finance Ltd.
5.00%, 11/18/14[b]	100	105,750

		105,750
RUSSIA — 5.32%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[b]	200	226,500
ALROSA Finance SA
8.88%, 11/17/14[b]	100	110,860
Evraz Group SA
9.50%, 04/24/18[b]	100	115,801
LUKOIL International Finance BV
6.38%, 11/05/14[b]	100	107,740
6.66%, 06/07/22[b]	120	144,900
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	100	109,800
TNK-BP Finance SA
6.63%, 03/20/17[b]	119	135,065
7.88%, 03/13/18[b]	100	120,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.49%, 02/02/16[b]	200	213,700
9.13%, 04/30/18[b]	100	118,750

		1,403,866

Security	Principal (000s)	Value

SINGAPORE — 1.58%
DBS Bank Ltd.
2.35%, 02/28/17[b]	$200	$205,385
Oversea-Chinese Banking Corp. Ltd.
3.75%, 11/15/22 (Call 11/15/17)[c]	100	105,301
PSA International Pte Ltd.
3.88%, 02/11/21[b]	100	106,992

		417,678
SOUTH AFRICA — 0.19%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	50	50,713

		50,713
SOUTH KOREA — 3.90%
Hana Bank
4.00%, 11/03/16[b]	200	217,298
Hyundai Capital America
2.13%, 10/02/17[b]	50	50,360
Hyundai Capital Services Inc.
6.00%, 05/05/15[b]	200	219,179
POSCO
8.75%, 03/26/14[b]	100	108,401
Shinhan Bank
4.38%, 09/15/15[b]	200	215,415
Woori Bank Co. Ltd.
4.75%, 01/20/16[b]	200	218,374

		1,029,027
THAILAND — 1.28%
Bangkok Bank PCL
4.80%, 10/18/20[b]	100	110,232
PTTEP Canada International Finance Ltd.
5.69%, 04/05/21[b]	200	228,075

		338,307
TURKEY — 0.79%
Akbank TAS
5.00%, 10/24/22[b]	200	208,858

		208,858
UKRAINE — 0.40%
Metinvest BV
10.25%, 05/20/15[b]	100	105,750

		105,750
UNITED ARAB EMIRATES — 0.38%
Dolphin Energy Ltd.
5.89%, 06/15/19[b]	89	99,953

		99,953

TOTAL CORPORATE BONDS & NOTES
(Cost: $12,297,520)		12,534,311

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS[a] — 50.54%

BRAZIL — 7.25%
Banco do Brasil SA
4.50%, 01/22/15[b]	$200	$209,000
5.38%, 01/15/21[b]	100	105,000
Banco Nacional de Desenvolvimento Economico e Social
6.37%, 06/16/18[b]	100	118,000
6.50%, 06/10/19[b]	100	120,000
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[b]	100	115,250
Petrobras International Finance Co.
3.88%, 01/27/16	100	104,731
5.38%, 01/27/21	300	328,686
5.75%, 01/20/20	350	391,041
6.75%, 01/27/41	75	87,661
6.88%, 01/20/40	75	88,644
7.88%, 03/15/19	200	246,368

		1,914,381
CHILE — 2.22%
Banco del Estado de Chile
4.13%, 10/07/20[b]	150	162,607
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42[b]	200	191,440
7.50%, 01/15/19[b]	100	127,192
Empresa Nacional del Petroleo
4.75%, 12/06/21[b]	100	105,265

		586,504
CHINA — 3.62%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	200	197,888
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[b]	200	221,949
CNPC (HK) Overseas Capital Ltd.
3.13%, 04/28/16[b]	200	209,780
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	106,152
Sinopec Group Overseas Development 2012 Ltd.
4.88%, 05/17/42[b]	200	219,249

		955,018
COLOMBIA — 0.18%
Ecopetrol SA
7.63%, 07/23/19	37	47,175

		47,175
INDIA — 1.18%
Indian Oil Corp. Ltd.
4.75%, 01/22/15[b]	100	104,840
State Bank of India
4.50%, 10/23/14	200	207,828

		312,668
INDONESIA — 2.30%
Majapahit Holding BV

Security	Principal (000s)	Value

7.25%, 06/28/17[b]	$100	$117,250
7.75%, 01/20/20[b]	220	273,900
PT Pertamina (Persero) Tbk
4.88%, 05/03/22[b]	200	215,000

		606,150
ISRAEL — 0.84%
Israel Electric Corp. Ltd.
6.70%, 02/10/17[b]	200	221,000

		221,000
KAZAKHSTAN — 1.44%
KazMunaiGaz Finance Sub BV
7.00%, 05/05/20[b]	100	121,750
KazMunaiGaz National Co.
9.13%, 07/02/18[b]	200	258,300

		380,050
MALAYSIA — 1.85%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[b]	100	112,784
Petronas Capital Ltd.
5.25%, 08/12/19[b]	200	235,238
7.88%, 05/22/22[b]	100	140,932

		488,954
MEXICO — 4.85%
Comision Federal de Electricidad
4.88%, 05/26/21[b]	200	222,000
Pemex Project Funding Master Trust
5.75%, 03/01/18	200	230,500
6.63%, 06/15/35	100	120,750
Petroleos Mexicanos
4.88%, 03/15/15	150	160,500
4.88%, 01/24/22	75	82,594
5.50%, 01/21/21	100	114,750
5.50%, 06/27/44	25	25,687
6.50%, 06/02/41	210	247,275
8.00%, 05/03/19	60	76,800

		1,280,856
PHILIPPINES — 0.44%
Power Sector Assets & Liabilities Management Corp.
6.88%, 11/02/16[b]	100	117,500

		117,500
QATAR — 2.52%
Qatari Diar Finance QSC
3.50%, 07/21/15[b]	100	104,500
5.00%, 07/21/20[b]	100	115,250
Qtel International Finance Ltd.
5.00%, 10/19/25[b]	200	221,500
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.30%, 09/30/20[b]	199	223,001

		664,251

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

RUSSIA — 5.11%
Gazprom OAO Via Gaz Capital SA
4.95%, 05/23/16[b]	$259	$276,970
7.29%, 08/16/37[b]	100	125,000
8.63%, 04/28/34[b]	50	69,975
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[b]	100	111,000
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/22[b]	200	228,258
Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	100	127,775
Vnesheconombank Via VEB Finance PLC
5.45%, 11/22/17[b]	100	110,170
VTB Bank OJSC Via VTB Capital SA
6.25%, 06/30/35[b]	100	107,750
6.47%, 03/04/15[b]	180	192,690

		1,349,588
SOUTH AFRICA — 0.84%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	200	221,000

		221,000
SOUTH KOREA — 5.89%
Export-Import Bank of Korea (The)
4.38%, 09/15/21	200	218,583
5.88%, 01/14/15	100	108,925
Korea Development Bank
3.25%, 03/09/16	100	105,770
3.88%, 05/04/17	200	216,363
Korea Expressway Corp.
5.13%, 05/20/15[b]	50	54,020
Korea Finance Corp.
3.25%, 09/20/16	100	105,933
Korea Gas Corp.
4.25%, 11/02/20[b]	100	108,323
6.00%, 07/15/14[b]	100	106,793
Korea Hydro & Nuclear Power Co. Ltd.
6.25%, 06/17/14[b]	200	213,476
Korea National Oil Corp.
2.88%, 11/09/15[b]	200	208,458
National Agricultural Cooperative Federation
4.25%, 01/28/16[b]	100	107,259

		1,553,903
UKRAINE — 0.39%
Naftogaz of Ukraine
9.50%, 09/30/14	100	102,750

		102,750
UNITED ARAB EMIRATES — 5.65%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[b]	100	127,500
DP World Ltd.
6.85%, 07/02/37[b]	100	115,000
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	100	122,000
8.50%, 04/22/15[b]	100	112,000

Security	Principal (000s)	Value

IPIC GMTN Ltd.
5.00%, 11/15/20[b]	$250	$282,188
MDC-GMTN BV
3.75%, 04/20/16[b]	200	210,636
National Bank of Abu Dhabi PJSC
4.25%, 03/25/15[b]	200	210,100
Taqa Abu Dhabi National Energy Co.
4.75%, 09/15/14[b]	300	313,500

		1,492,924
VENEZUELA — 3.97%
Petroleos de Venezuela SA
4.90%, 10/28/14	200	191,000
5.38%, 04/12/27[b]	100	72,000
8.50%, 11/02/17[b]	270	264,600
9.00%, 11/17/21[b]	310	294,500
12.75%, 02/17/22[b]	200	227,000

		1,049,100

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $13,132,780)		13,343,772

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.71%

MONEY MARKET FUNDS — 0.71%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	188,829	188,829

		188,829

TOTAL SHORT-TERM INVESTMENTS
(Cost: $188,829)		188,829

TOTAL INVESTMENTS IN SECURITIES — 98.72%
(Cost: $25,619,129)		26,066,912
Other Assets, Less Liabilities — 1.28%		336,867

NET ASSETS — 100.00%		$26,403,779

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

4

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

January 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 24.68%

BRAZIL — 3.73%
Banco BTG Pactual SA
5.75%, 09/28/22[b]	$700	$710,500
Fibria Overseas Finance Ltd.
6.75%, 03/03/21 (Call 03/03/16)[b]	1,050	1,155,000
7.50%, 05/04/20 (Call 05/04/15)[b]	1,100	1,210,000
JBS USA LLC
7.25%, 06/01/21 (Call 06/01/15)[b]	50	51,937
8.25%, 02/01/20 (Call 02/01/15)[b]	1,480	1,591,000
11.63%, 05/01/14	600	668,250
OGX Austria GmbH
8.38%, 04/01/22 (Call 04/01/17)[b]	200	179,500
8.50%, 06/01/18 (Call 06/01/15)[b]	3,060	2,853,450

		8,419,637
CHINA — 5.21%
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 04/28/14)[b]	1,600	1,680,000
CITIC Pacific Ltd.
6.63%, 04/15/21[b]	1,500	1,549,678
6.88%, 01/21/18[b]	1,000	1,054,608
CITIC Resources Finance 2007 Ltd.
6.75%, 05/15/14[b]	1,000	1,042,500
Country Garden Holdings Co. Ltd.
11.25%, 04/22/17 (Call 04/22/14)[b]	1,600	1,780,000
Evergrande Real Estate Group Ltd.
13.00%, 01/27/15[b]	1,450	1,555,125
Kaisa Group Holdings Ltd.
10.25%, 01/08/20[b]	600	610,879
13.50%, 04/28/15[b]	400	432,000
Longfor Properties Co. Ltd.
9.50%, 04/07/16 (Call 04/07/14)[b]	500	541,250
Shimao Property Holdings Ltd.
9.65%, 08/03/17 (Call 08/03/14)[b]	500	538,725
SOHO China Ltd.
5.75%, 11/07/17 (Call 11/07/15)[b]	1,000	982,880

		11,767,645
INDIA — 1.13%
ICICI Bank Ltd.
6.38%, 04/30/22 (Call 04/30/17)[b,c]	654	676,890
Vedanta Resources PLC
8.25%, 06/07/21[b]	600	690,000
9.50%, 07/18/18[b]	1,000	1,182,500

		2,549,390
JAMAICA — 1.57%
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[b]	1,500	1,672,500
10.50%, 04/15/18 (Call 04/15/14)[b]	800	892,000

Security	Principal (000s)	Value

Digicel Ltd.
8.25%, 09/01/17 (Call 09/01/13)[b]	$930	$985,800

		3,550,300
KAZAKHSTAN — 0.39%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	200	221,500
7.25%, 01/28/21[b]	600	666,000

		887,500
MEXICO — 3.97%
Cemex Espana SA (Luxembourg)
9.25%, 05/12/20 (Call 05/12/15)[b]	1,750	1,881,250
9.88%, 04/30/19 (Call 04/30/16)[b]	1,150	1,290,875
Cemex Finance LLC
9.38%, 10/12/22 (Call 10/12/17)[b]	700	791,000
9.50%, 12/14/16 (Call 12/14/13)[b]	1,200	1,281,000
Cemex SAB de CV
9.00%, 01/11/18 (Call 01/11/15)[b]	1,397	1,508,760
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	750	588,750
8.88%, 12/15/19 (Call 12/15/14)	1,200	1,008,000
10.00%, 08/15/16 (Call 08/15/13)	620	599,850

		8,949,485
RUSSIA — 6.09%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.75%, 04/28/21[b]	1,250	1,441,250
7.88%, 09/25/17[b]	1,400	1,585,500
ALROSA Finance SA
7.75%, 11/03/20[b]	1,000	1,175,000
8.88%, 11/17/14[b]	416	461,178
Evraz Group SA
8.25%, 11/10/15[b]	400	441,000
9.50%, 04/24/18[b]	1,700	1,968,617
Home Credit & Finance Bank LLC
9.38%, 04/24/20 (Call 04/24/18)[b,c]	500	538,100
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	1,500	1,647,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	200	229,000
9.13%, 04/30/18[b]	1,850	2,196,875
VimpelCom Holdings BV
6.25%, 03/01/17[b]	600	642,150
7.50%, 03/01/22[b]	1,250	1,425,000

		13,750,670
SOUTH AFRICA — 0.26%
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	600	584,605

		584,605
SOUTH KOREA — 0.43%
Woori Bank Co. Ltd.
6.21%, 05/02/37 (Call 05/02/17)[b,c]	900	967,500

		967,500

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

January 31, 2013

Security	Principal (000s)	Value

TURKEY — 0.95%
Turkiye Is Bankasi
6.00%, 10/24/22[b]	$700	$735,000
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22[b]	600	622,500
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22[b]	800	796,000

		2,153,500
UKRAINE — 0.47%
Metinvest BV
10.25%, 05/20/15[b]	1,000	1,057,500

		1,057,500
UNITED ARAB EMIRATES — 0.48%
Atlantic Finance Ltd.
10.75%, 05/27/14bd	1,000	1,087,500

		1,087,500

TOTAL CORPORATE BONDS & NOTES
(Cost: $54,354,058)		55,725,232

FOREIGN AGENCY OBLIGATIONS[a] — 10.41%

PHILIPPINES — 1.11%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	460	584,200
7.39%, 12/02/24[b]	1,400	1,914,500

		2,498,700

TURKEY — 0.58%
Export Credit Bank of Turkey
5.38%, 11/04/16[b]	1,000	1,077,500
5.88%, 04/24/19[b]	200	223,500

		1,301,000

UKRAINE — 1.11%
Naftogaz of Ukraine
9.50%, 09/30/14	1,511	1,552,552
Ukreximbank Via Biz Finance PLC
8.38%, 04/27/15[b]	960	967,200

		2,519,752
VENEZUELA — 7.61%
Petroleos de Venezuela SA
4.90%, 10/28/14	2,200	2,101,000
5.00%, 10/28/15	3,500	3,193,750
5.25%, 04/12/17[b]	100	86,750
5.38%, 04/12/27[b]	2,270	1,634,400
5.50%, 04/12/37[b]	820	576,050
8.50%, 11/02/17[b]	3,680	3,606,400
9.00%, 11/17/21[b]	2,750	2,612,500

Security	Principal (000s)	Value

12.75%, 02/17/22[b]	$2,970	$3,370,950

		17,181,800

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $22,616,206)		23,501,252

FOREIGN GOVERNMENT OBLIGATIONS[a] — 62.46%

ARGENTINA — 1.91%
Argentina (Republic of)
2.50%, 12/31/38[d]	4,500	1,496,250
8.28%, 12/31/33	3,439	2,150,887
8.75%, 06/02/17	850	673,625

		4,320,762

BELARUS — 0.75%
Belarus (Republic of)
8.75%, 08/03/15[b]	800	842,000
8.95%, 01/26/18[b]	800	857,000

		1,699,000

COSTA RICA — 0.36%
Costa Rica (Republic of)
4.25%, 01/26/23[b]	800	820,000

		820,000

CROATIA — 2.51%
Croatia (Republic of)
6.25%, 04/27/17[b]	1,200	1,320,000
6.38%, 03/24/21[b]	1,300	1,469,000
6.75%, 11/05/19[b]	2,500	2,867,500

		5,656,500

DOMINICAN REPUBLIC — 0.89%
Dominican Republic
7.50%, 05/06/21[b]	700	798,000
9.04%, 01/23/18[b]	1,060	1,198,012

		1,996,012

ECUADOR — 0.09%
Ecuador (Republic of)
9.38%, 12/15/15[b]	200	206,500

		206,500

EGYPT — 0.55%
Egypt (Arab Republic of)
5.75%, 04/29/20[b]	1,100	1,045,000
6.88%, 04/30/40[b]	200	188,000

		1,233,000

EL SALVADOR — 1.37%
El Salvador (Republic of)
7.63%, 02/01/41[b]	900	1,059,750
7.65%, 06/15/35[b]	985	1,159,838
7.75%, 01/24/23[b]	720	878,400

		3,097,988

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

January 31, 2013

Security	Principal (000s)	Value

GUATEMALA — 0.30%
Guatemala (Republic of)
5.75%, 06/06/22[b]	$600	$685,500

		685,500
HUNGARY — 3.21%
Hungary (Republic of)
4.75%, 02/03/15	2,095	2,147,375
6.25%, 01/29/20	1,300	1,426,750
6.38%, 03/29/21	2,000	2,180,000
7.63%, 03/29/41	1,282	1,496,735

		7,250,860
JAMAICA — 0.55%
Jamaica (Government of)
8.00%, 06/24/19	1,200	1,152,000
8.00%, 03/15/39	100	88,250

		1,240,250
LEBANON — 4.24%
Lebanon (Republic of)
4.75%, 11/02/16[b]	910	919,100
5.15%, 11/12/18	2,400	2,412,000
6.38%, 03/09/20	900	945,000
7.38%, 04/14/14[b]	100	106,000
8.25%, 04/12/21[b]	1,000	1,160,000
8.50%, 01/19/16[b]	650	728,000
9.00%, 05/02/14	500	541,250
9.00%, 03/20/17	2,380	2,748,900

		9,560,250
MOROCCO — 0.63%
Morocco (Republic of)
4.25%, 12/11/22[b]	800	816,000
5.50%, 12/11/42[b]	600	613,500

		1,429,500
PAKISTAN — 0.36%
Pakistan (Islamic Republic of)
6.88%, 06/01/17[b]	800	718,000
7.13%, 03/31/16[b]	100	92,250

		810,250
PHILIPPINES — 9.15%
Philippines (Republic of the)
4.00%, 01/15/21	1,420	1,565,550
5.00%, 01/13/37	860	987,925
5.50%, 03/30/26	200	245,250
6.38%, 01/15/32	1,600	2,078,000
6.38%, 10/23/34	1,900	2,536,500
6.50%, 01/20/20	2,000	2,525,000
7.75%, 01/14/31	1,900	2,764,500
8.38%, 06/17/19	1,200	1,630,500

Security	Principal (000s)	Value

9.38%, 01/18/17	$50	$65,438
9.50%, 02/02/30	1,573	2,597,416
9.88%, 01/15/19	1,400	1,989,750
10.63%, 03/16/25	980	1,666,000

		20,651,829
ROMANIA — 1.07%
Romania (Republic of)
6.75%, 02/07/22[b]	2,000	2,407,960

		2,407,960
SERBIA — 1.50%
Serbia (Republic of)
6.75%, 11/01/24 (Call 05/01/13)[b,d]	944	944,000
7.25%, 09/28/21[b]	2,100	2,441,250

		3,385,250
SRI LANKA — 1.27%
Sri Lanka (Democratic Socialist Republic of)
6.25%, 10/04/20[b]	1,350	1,458,000
6.25%, 07/27/21[b]	1,301	1,414,516

		2,872,516
TURKEY — 15.92%
Turkey (Republic of)
3.25%, 03/23/23	1,000	959,800
5.13%, 03/25/22	642	723,855
5.63%, 03/30/21	1,400	1,630,888
6.00%, 01/14/41	3,000	3,570,000
6.25%, 09/26/22	2,800	3,416,000
6.75%, 04/03/18	1,250	1,490,625
6.75%, 05/30/40	2,330	3,031,796
6.88%, 03/17/36	1,920	2,486,400
7.00%, 09/26/16	1,600	1,861,600
7.00%, 03/11/19	1,100	1,347,500
7.00%, 06/05/20	2,750	3,451,250
7.25%, 03/15/15	2,100	2,335,200
7.25%, 03/05/38	810	1,105,650
7.38%, 02/05/25	2,520	3,316,320
7.50%, 07/14/17	1,680	2,030,280
7.50%, 11/07/19	750	952,500
8.00%, 02/14/34	543	785,992
11.88%, 01/15/30	760	1,444,000

		35,939,656
UKRAINE — 2.71%
Ukraine (Government of)
6.25%, 06/17/16[b]	1,200	1,200,000
6.58%, 11/21/16[b]	600	606,000
6.75%, 11/14/17[b]	1,100	1,108,250
6.88%, 09/23/15[b]	600	604,500
7.75%, 09/23/20[b]	1,477	1,536,080
7.95%, 02/23/21[b]	1,000	1,060,000

		6,114,830

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

January 31, 2013

Security	Principal (000s)	Value

VENEZUELA — 12.24%
Venezuela (Bolivarian Republic of)
5.75%, 02/26/16[b]	$885	$856,238
7.00%, 12/01/18[b]	2,800	2,683,800
7.65%, 04/21/25	1,650	1,501,500
7.75%, 10/13/19[b]	1,850	1,788,025
8.25%, 10/13/24[b]	1,550	1,464,750
8.50%, 10/08/14	790	809,750
9.00%, 05/07/23[b]	3,280	3,255,400
9.25%, 09/15/27	2,820	2,869,350
9.25%, 05/07/28[b]	3,000	2,985,000
9.38%, 01/13/34	1,010	1,015,050
11.75%, 10/21/26[b]	2,500	2,833,750
11.95%, 08/05/31[b]	2,770	3,178,575
12.75%, 08/23/22[b]	2,000	2,400,000

		27,641,188
VIETNAM — 0.88%
Vietnam (Socialist Republic of)
6.75%, 01/29/20[b]	1,640	1,886,000
6.88%, 01/15/16[b]	100	110,000

		1,996,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $139,699,335)		141,015,601

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.56%

MONEY MARKET FUNDS — 0.56%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[e,f]	1,258,766	1,258,766

		1,258,766

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,258,766)		1,258,766

TOTAL INVESTMENTS IN SECURITIES — 98.11%
(Cost: $217,928,365)		221,500,851
Other Assets, Less Liabilities — 1.89%		4,270,777

NET ASSETS — 100.00%		$225,771,628

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

8

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

January 31, 2013

Security		Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS — 0.68%

RUSSIA — 0.68%
Russian Agricultural Bank OJSC
7.50%, 03/25/13[a]	RUB	85,000	$2,827,646

			2,827,646

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $2,694,302)			2,827,646

FOREIGN GOVERNMENT OBLIGATIONS — 97.39%

BRAZIL — 12.28%
Brazil (Federative Republic of)
0.00%, 01/01/14	BRL	28,249	13,319,796
0.00%, 04/01/14	BRL	20,675	9,566,858
0.00%, 01/01/15	BRL	34,052	14,763,593
9.76%, 01/01/21	BRL	25,562	13,262,631

			50,912,878

CHILE — 0.14%
Chile (Republic of)
5.50%, 08/05/20	CLP	237,000	560,854

			560,854

COLOMBIA — 4.31%
Colombia (Republic of)
7.50%, 08/26/26	COP	5,893,800	3,934,113
7.75%, 04/14/21	COP	200,000	140,731
9.25%, 05/14/14	COP	18,940,000	11,309,087
9.85%, 06/28/27	COP	2,802,000	2,424,556
12.00%, 10/22/15	COP	100,000	67,662

			17,876,149

CZECH REPUBLIC — 4.42%
Czech (Republic of)
2.75%, 03/31/14	CZK	3,700	201,009
2.80%, 09/16/13	CZK	101,610	5,452,788
4.60%, 08/18/18	CZK	122,070	7,563,841
5.70%, 05/25/24	CZK	71,960	5,095,035

			18,312,673

EGYPT — 2.54%
Egypt (Arab Republic of)
16.15%, 01/17/15	EGP	11,200	1,712,423
16.15%, 07/03/15	EGP	33,210	5,099,945
16.55%, 04/10/17	EGP	10,000	1,548,681
16.58%, 08/14/17	EGP	14,000	2,166,568

			10,527,617

Security		Principal (000s)	Value

HUNGARY — 4.39%
Hungary (Republic of)
5.50%, 02/12/16	HUF	2,585,560	$12,011,347
6.00%, 11/24/23	HUF	306,200	1,371,113
6.50%, 06/24/19	HUF	78,730	375,312
6.75%, 02/12/13	HUF	422,750	1,960,828
7.00%, 06/24/22	HUF	230,000	1,116,127
7.75%, 08/24/15	HUF	279,000	1,364,338

			18,199,065

INDONESIA — 4.46%
Indonesia (Republic of)
6.63%, 05/15/33	IDR	6,000,000	637,041
9.50%, 06/15/15	IDR	3,096,000	352,855
9.50%, 07/15/31	IDR	76,873,000	10,507,371
10.00%, 07/15/17	IDR	49,028,000	6,060,898
10.00%, 09/15/24	IDR	3,168,000	434,715
11.00%, 09/15/25	IDR	3,420,000	503,144

			18,496,024

ISRAEL — 4.37%
Israel (State of)
3.50%, 09/30/13	ILS	21,601	5,879,081
6.00%, 02/28/19	ILS	39,434	12,252,162

			18,131,243

MALAYSIA — 4.32%
Malaysia (Federation of)
3.49%, 03/31/20	MYR	2,300	741,796
3.70%, 02/25/13	MYR	9,180	2,955,786
3.84%, 08/12/15	MYR	4,060	1,329,608
5.73%, 07/30/19	MYR	35,244	12,869,675

			17,896,865

MEXICO — 7.40%
United Mexican States
6.25%, 06/16/16	MXN	20,756	1,713,649
6.50%, 06/10/21	MXN	12,887	1,113,891
6.50%, 06/09/22	MXN	82,427	7,184,478
7.25%, 12/15/16	MXN	106,910	9,176,503
7.50%, 06/03/27	MXN	7,850	735,629
7.75%, 11/13/42	MXN	45,103	4,314,375
8.50%, 11/18/38	MXN	17,930	1,848,012
9.00%, 06/20/13	MXN	57,407	4,592,443

			30,678,980

PERU — 1.23%
Peru (Republic of)
8.20%, 08/12/26	PEN	9,393	5,109,981

			5,109,981

PHILIPPINES — 4.58%
Philippines (Republic of the)
4.95%, 01/15/21	PHP	73,000	2,067,900
6.25%, 01/14/36	PHP	27,000	842,817

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

January 31, 2013

Security	Principal (000s)		Value

7.00%, 01/27/16	PHP	271,436	$7,398,257
8.13%, 12/16/35	PHP	251,936	8,664,356

			18,973,330

POLAND — 4.39%
Poland (Republic of)
0.00%, 01/25/14	PLN	2,968	929,099
5.25%, 04/25/13	PLN	4,503	1,459,507
5.75%, 04/25/14	PLN	20,409	6,782,678
5.75%, 09/23/22	PLN	24,251	9,016,935

			18,188,219

RUSSIA — 3.76%
Russian Federation (The)
7.85%, 03/10/18[a]	RUB	430,000	15,575,999

			15,575,999

SOUTH AFRICA — 4.45%
South Africa (Republic of)
6.25%, 03/31/36	ZAR	25,112	2,246,746
6.50%, 02/28/41	ZAR	54,115	4,923,066
8.25%, 09/15/17	ZAR	91,529	11,259,938

			18,429,750

SOUTH KOREA — 21.52%
Korea (Republic of)
3.00%, 12/10/13	KRW	21,013,800	19,339,334
3.75%, 06/10/13	KRW	17,353,440	15,990,743
4.00%, 03/10/16	KRW	11,531,450	10,964,316
4.00%, 12/10/31	KRW	2,384,120	2,436,239
4.75%, 09/17/13	KRW	1,396,960	1,298,409
4.75%, 12/10/30	KRW	8,328,320	9,251,726
5.00%, 06/10/20	KRW	5,600,000	5,798,482
5.25%, 09/10/15	KRW	11,702,460	11,411,275
5.50%, 09/10/17	KRW	481,600	491,266
5.50%, 12/10/29	KRW	5,259,930	6,269,119
5.75%, 09/10/13	KRW	600,300	560,952
5.75%, 09/10/18	KRW	1,800,000	1,890,329
Korea Monetary Stabilization Bond
2.82%, 08/02/14	KRW	3,780,000	3,474,090

			89,176,280

THAILAND — 4.46%
Thailand (Kingdom of)
3.13%, 12/11/15	THB	246,082	8,282,202
3.63%, 05/22/15	THB	72,531	2,468,243
5.67%, 03/13/28	THB	148,660	5,885,630
6.15%, 07/07/26	THB	45,029	1,859,704

			18,495,779

TURKEY — 4.37%
Turkey (Republic of)
8.50%, 09/14/22	TRY	800	510,457
9.00%, 01/27/16	TRY	23,330	14,296,936
10.00%, 04/10/13	TRY	4,701	2,694,303

Security		Principal (000s)	Value

16.00%, 08/28/13	TRY	1,000	$602,012

			18,103,708

Total FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $394,157,940)			403,645,394

Security		Shares	Value

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]		251,388	251,388

			251,388

TOTAL SHORT-TERM INVESTMENTS
(Cost: $251,388)			251,388

TOTAL INVESTMENTS IN SECURITIES — 98.13%
(Cost: $397,103,630)			406,724,428
Other Assets, Less Liabilities — 1.87%			7,758,007

NET ASSETS — 100.00%			$414,482,435

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peru Nuevo
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— New Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

10

Schedule of Investments (Unaudited)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

January 31, 2013

Security		Principal (000s)	Value

CORPORATE BONDS & NOTES — 92.18%

AUSTRALIA — 0.37%
Santos Finance Ltd.
8.25%, 09/22/70 (Call 09/22/17)[a]	EUR	100	$142,968

			142,968

CANADA — 3.47%
Air Canada
10.13%, 08/01/15 (Call 03/04/13)[b]	CAD	150	159,516
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 09/22/13)	CAD	13	10,022
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 11/19/14)[c]	CAD	100	101,116
Bombardier Inc.
6.13%, 05/15/21[c]	EUR	100	141,218
Cascades Inc.
7.75%, 12/15/16 (Call 12/15/13)[c]	CAD	50	52,560
Connacher Oil and Gas Ltd.
8.75%, 08/01/18 (Call 08/01/15)[b]	CAD	100	63,200
Gateway Casinos & Entertainment Ltd.
8.88%, 11/15/17 (Call 11/15/13)[b]	CAD	100	105,797
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[b]	CAD	25	26,093
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[b]	CAD	50	50,183
Paramount Resources Ltd.
8.25%, 12/13/17 (Call 12/13/13)	CAD	150	154,947
Postmedia Network Inc.
8.25%, 08/16/17 (Call 08/16/15)[b]	CAD	50	51,188
Quebecor Media Inc.
6.63%, 01/15/23[b]	CAD	100	103,869
7.38%, 01/15/21 (Call 01/15/16)[b]	CAD	150	164,439
Trident Exploration Corp.
8.25%, 04/13/18 (Call 04/13/15)	CAD	50	47,206
Vermilion Energy Inc.
6.50%, 02/10/16 (Call 02/10/14)	CAD	100	107,624

			1,338,978

FINLAND — 1.82%
Nokia OYJ
5.50%, 02/04/14[c]	EUR	200	279,668
6.75%, 02/04/19	EUR	100	142,815
Stora Enso OYJ
5.00%, 03/19/18[c]	EUR	100	139,337
5.50%, 03/07/19[c]	EUR	100	140,287

			702,107

FRANCE — 13.11%
Alcatel-Lucent
8.50%, 01/15/16[c]	EUR	100	143,658
Cegedim SA
7.00%, 07/27/15	EUR	50	70,500
Ciments Francais SA
4.75%, 04/04/17	EUR	100	140,108

Security		Principal (000s)	Value

CMA CGM SA
8.88%, 04/15/19 (Call 04/15/15)[c]	EUR	100	$118,026
Crown European Holdings SA
7.13%, 08/15/18 (Call 08/15/14)[c]	EUR	100	146,260
Europcar Groupe SA
9.38%, 04/15/18[c]	EUR	100	123,863
Faurecia SA
9.38%, 12/15/16[c]	EUR	100	151,350
Financiere Atalian SA
7.25%, 01/15/20 (Call 01/15/17)[c]	EUR	100	134,654
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[a]	EUR	150	178,159
Labco SAS
8.50%, 01/15/18 (Call 01/15/14)[c]	EUR	125	178,159
Lafarge SA
4.25%, 03/23/16	EUR	150	209,555
5.38%, 06/26/17[c]	EUR	550	797,585
Nexans SA
5.75%, 05/02/17	EUR	100	143,545
PagesJaunes Finance & Co.
8.88%, 06/01/18 (Call 06/01/14)[c]	EUR	100	126,577
Peugeot SA
5.63%, 06/29/15	EUR	150	206,868
5.63%, 07/11/17	EUR	300	402,672
Renault SA
4.63%, 09/18/17[c]	EUR	150	206,852
5.63%, 06/30/15	EUR	500	719,805
Rexel SA
8.25%, 12/15/16 (Call 12/15/13)	EUR	150	220,075
Wendel SA
4.38%, 08/09/17	EUR	150	207,173
4.88%, 09/21/15	EUR	100	140,406
4.88%, 05/26/16	EUR	100	141,961
6.75%, 04/20/18	EUR	100	151,407

			5,059,218

GERMANY — 14.17%
ATU Auto-Teile-Unger Handels GmbH & Co. KG
11.00%, 05/15/14[c]	EUR	100	129,632
Beverage Packaging Holdings (Luxembourg) II SA
9.50%, 06/15/17 (Call 03/01/13)[c]	EUR	150	208,870
Brenntag Finance BV
5.50%, 07/19/18[c]	EUR	100	151,738
Conti Gummi Finance BV
6.50%, 01/15/16[c]	EUR	200	286,354
Deutsche Lufthansa AG
6.50%, 07/07/16	EUR	100	154,009
6.75%, 03/24/14	EUR	150	215,665
Franz Haniel & Cie GmbH
5.88%, 02/01/17	EUR	250	383,720
6.25%, 02/08/18	EUR	100	151,689
Hapag-Lloyd AG
9.00%, 10/15/15 (Call 10/15/13)[c]	EUR	100	143,036
Heckler & Koch GmbH
9.50%, 05/15/18 (Call 05/15/14)[c]	EUR	100	119,338
Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 04/15/14)[c]	EUR	50	62,044
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 (Call 06/30/14)[c]	EUR	200	286,751
Kinove German Bondco GmbH
10.00%, 06/15/18 (Call 06/15/14)[c]	EUR	90	135,044

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)		Value

KM Holdings
8.75%, 12/15/20	EUR	100	$142,527
Styrolution Group GmbH
7.63%, 05/15/16 (Call 05/15/13)[c]	EUR	125	172,220
Techem Energy Metering Service GmbH & Co. KG
7.88%, 10/01/20 (Call 10/01/16)[c]	EUR	100	146,599
ThyssenKrupp AG
4.38%, 03/18/15	EUR	150	211,017
4.38%, 02/28/17	EUR	250	350,837
ThyssenKrupp Finance Nederland BV
8.50%, 02/25/16	EUR	200	311,923
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.13%, 01/21/23 (Call 01/21/18)[c]	EUR	100	132,584
5.50%, 09/15/22 (Call 09/15/17)[c]	EUR	150	204,373
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH
5.75%, 01/15/23 (Call 01/15/18)[c]	EUR	100	136,894
7.50%, 03/15/19 (Call 03/15/15)[c]	EUR	100	148,465
8.13%, 12/01/17 (Call 03/01/13)[c]	EUR	235	342,961
Unitymedia KabelBW GmbH
9.50%, 03/15/21 (Call 03/15/16)[c]	EUR	100	155,115
9.63%, 12/01/19 (Call 12/01/14)[c]	EUR	100	149,823
UPCB Finance II Ltd.
6.38%, 07/01/20 (Call 07/01/15)[c]	EUR	150	215,012
UPCB Finance Ltd.
7.63%, 01/15/20 (Call 01/15/15)[c]	EUR	150	219,390

			5,467,630
GREECE — 1.23%
OTE PLC
7.25%, 02/12/15[c,d]	EUR	350	475,882

			475,882
IRELAND — 2.99%
Allied Irish Banks PLC
5.63%, 11/12/14[c]	EUR	100	137,437
Ardagh Glass Finance PLC
7.13%, 06/15/17 (Call 06/15/13)[c]	EUR	150	205,985
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[c]	EUR	150	218,117
9.25%, 10/15/20 (Call 10/15/15)[c]	EUR	100	145,807
Governor & Co. of the Bank of Ireland (The)
10.00%, 12/19/22[c]	EUR	100	147,957
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (Call 11/15/14)[c]	EUR	200	297,270

			1,152,573
ITALY — 6.93%
Banca Monte dei Paschi di Siena SpA
4.88%, 05/31/16	EUR	150	178,159
5.00%, 04/21/20[c]	EUR	100	120,324
Banca Popolare di Milano Scarl
7.13%, 03/01/21[c]	EUR	100	137,118
Banca Popolare di Vicenza
6.75%, 02/27/15[c]	EUR	150	213,779
Banco Popolare
6.00%, 11/05/20[c]	EUR	250	336,126
Buzzi Unicem SpA
6.25%, 09/28/18[c]	EUR	100	145,072
Cerved Technologies SpA
6.38%, 01/15/20 (Call 01/15/16)[c]	EUR	100	134,722

Security	Principal (000s)		Value

Fiat Finance & Trade SA
6.88%, 02/13/15	EUR	150	$213,179
Italcementi Finance SA
6.63%, 03/19/20[d]	EUR	150	205,137
Lottomatica Group SpA
8.25%, 03/31/66 (Call 03/31/16)[a,c]	EUR	150	209,973
Unipol Gruppo Finanziario SpA
5.00%, 01/11/17[c]	EUR	150	205,911
Wind Acquisition Finance SA
11.75%, 07/15/17 (Call 07/15/13)[c]	EUR	400	575,311

			2,674,811
JAPAN — 0.54%
Tokyo Electric Power Co. Inc.
4.50%, 03/24/14	EUR	150	208,191

			208,191
LUXEMBOURG — 10.81%
Capsugel FinanceCo SCA
9.88%, 08/01/19 (Call 08/01/14)[c]	EUR	100	152,368
Clariant Finance Luxembourg SA
5.63%, 01/24/17	EUR	150	224,013
Codere Finance Luxembourg SA
8.25%, 06/15/15 (Call 06/15/13)[c]	EUR	100	110,386
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 12/15/13)[c]	EUR	150	218,117
Fiat Finance & Trade SA
6.38%, 04/01/16[c]	EUR	550	767,573
Fiat Industrial Finance Europe SA
5.25%, 03/11/15[c]	EUR	300	424,527
6.25%, 03/09/18[c]	EUR	150	225,121
FMC Finance VIII SA
6.50%, 09/15/18[c]	EUR	250	397,039
Ineos Group Holdings SA
7.88%, 02/15/16 (Call 03/01/13)[c]	EUR	250	339,085
KION Finance SA
7.88%, 04/15/18 (Call 04/15/14)[c]	EUR	100	143,545
Numericable Finance & Co.
12.38%, 02/15/19 (Call 02/15/16)[c]	EUR	100	156,780
Ontex IV SA
7.50%, 04/15/18 (Call 04/15/14)[c]	EUR	100	140,151
Spie BondCo 3 SCA
11.00%, 08/15/19 (Call 08/15/15)[c]	EUR	100	149,879
Telenet Finance III Luxembourg SCA
6.63%, 02/15/21 (Call 02/15/16)[c]	EUR	100	144,846
Telenet Finance V Luxembourg SCA
6.75%, 08/15/24 (Call 08/15/18)[c]	EUR	100	144,789
Wind Acquisition Finance SA
7.38%, 02/15/18 (Call 11/15/13)[c]	EUR	100	140,898
Xefin Lux SCA
8.00%, 06/01/18 (Call 06/01/14)[c]	EUR	100	146,260
Zinc Capital SA
8.88%, 05/15/18 (Call 05/15/14)[c]	EUR	100	144,733

			4,170,110
NETHERLANDS — 10.37%
Conti-Gummi Finance BV
7.50%, 09/15/17 (Call 09/15/13)[c]	EUR	300	433,130
EDP Finance BV
5.75%, 09/21/17[c]	EUR	250	357,991

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)		Value

Fresenius Finance BV
2.88%, 07/15/20[c]	EUR	50	$67,106
4.25%, 04/15/19[c]	EUR	150	217,608
Goodyear Dunlop Tires Europe BV
6.75%, 04/15/19 (Call 04/15/15)[c]	EUR	100	145,920
HeidelbergCement Finance BV
5.63%, 01/04/18	EUR	150	218,127
8.00%, 01/31/17[c]	EUR	500	781,658
OI European Group BV
6.75%, 09/15/20[c]	EUR	100	152,707
Phoenix PIB Finance BV
9.63%, 07/15/14[c]	EUR	125	186,925
Portugal Telecom International Finance BV
5.88%, 04/17/18[c]	EUR	140	196,794
Refresco Group BV
7.38%, 05/15/18 (Call 05/15/14)[c]	EUR	100	141,283
Schaeffler Finance BV
7.75%, 02/15/17[c]	EUR	250	381,769
SNS Bank
6.25%, 10/26/20	EUR	50	52,684
UPC Holding BV
8.38%, 08/15/20 (Call 08/15/15)[c]	EUR	200	298,741
Ziggo Bond Co. BV
8.00%, 05/15/18 (Call 05/15/14)[c]	EUR	250	367,063

			3,999,506
NORWAY — 0.25%
Norske Skogindustrier ASA
7.00%, 06/26/17	EUR	100	94,566

			94,566
PORTUGAL — 6.95%
Banco Comercial Portugues SA
5.63%, 04/23/14	EUR	200	276,030
Banco Espirito Santo SA
4.75%, 01/15/18[c]	EUR	100	134,061
5.63%, 06/05/14	EUR	400	553,819
5.88%, 11/09/15[c]	EUR	100	140,409
Brisa Concessao Rodoviaria SA
4.50%, 12/05/16	EUR	100	134,892
EDP Finance BV
3.25%, 03/16/15	EUR	150	203,512
3.75%, 06/22/15	EUR	150	205,799
5.88%, 02/01/16[c]	EUR	250	359,684
Espirito Santo Financial Group SA
6.88%, 10/21/19	EUR	100	133,195
Portugal Telecom International Finance BV
4.38%, 03/24/17	EUR	250	339,428
5.00%, 11/04/19	EUR	150	201,197

			2,682,026
SPAIN — 5.84%
Abengoa SA
9.63%, 02/25/15[c]	EUR	200	284,484
Banco de Sabadell SA
6.25%, 04/26/20	EUR	50	64,137
Bankia SA
4.38%, 02/14/17	EUR	100	130,819
BPE Financiaciones SA
4.00%, 07/17/15	EUR	200	269,797

Security	Principal (000s)		Value

Campofrio Food Group SA
8.25%, 10/31/16 (Call 10/31/13)[c]	EUR	125	$177,650
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 05/15/14)[c]	EUR	150	200,075
Inaer Aviation Finance Ltd.
9.50%, 08/01/17 (Call 08/01/13)[c]	EUR	100	134,849
Mapfre SA
5.13%, 11/16/15	EUR	200	281,377
5.13%, 11/16/15	EUR	100	140,689
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)[c]	EUR	200	278,538
Obrascon Huarte Lain SA
7.38%, 04/28/15	EUR	100	144,733
8.75%, 03/15/18 (Call 03/15/15)	EUR	100	147,506

			2,254,654
SWEDEN — 0.57%
Verisure Holding AB
8.75%, 09/01/18 (Call 09/01/14)[c]	EUR	150	217,523

			217,523
SWITZERLAND — 0.76%
Sunrise Communications Holdings SA
8.50%, 12/31/18 (Call 12/31/14)[c]	EUR	200	293,424

			293,424
UNITED KINGDOM — 10.67%
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 10/15/15)[c]	EUR	100	140,717
Anglian Water Osprey Financing PLC
7.00%, 01/31/18	GBP	100	172,544
Aston Martin Capital Ltd.
9.25%, 07/15/18 (Call 07/15/14)[b]	GBP	100	160,923
Bakkavor Finance (2) PLC
8.25%, 02/15/18 (Call 02/15/15)[b]	GBP	100	161,320
Boparan Finance PLC
9.75%, 04/30/18 (Call 04/30/14)[c]	EUR	100	150,403
Co-Operative Group Ltd.
1.00%, 07/08/20[d]	GBP	100	168,058
EC Finance PLC
9.75%, 08/01/17 (Call 08/01/14)[c]	EUR	200	292,972
Gala Group Finance PLC
8.88%, 09/01/18 (Call 06/01/14)[b]	GBP	150	247,925
HBOS PLC
4.88%, 03/20/15	EUR	250	349,340
Heathrow Finance PLC
7.13%, 03/01/17	GBP	50	86,764
Jaguar Land Rover PLC
8.13%, 05/15/18 (Call 05/15/14)[b]	GBP	125	217,008
Kerling PLC
10.63%, 02/01/17 (Call 02/01/14)[c]	EUR	100	131,611
Matalan Finance PLC
8.88%, 04/29/16 (Call 04/30/13)[b]	GBP	100	160,130
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 08/01/14)[b]	GBP	100	165,449
Phones4u Finance PLC
9.50%, 04/01/18 (Call 04/01/14)[b]	GBP	100	167,265
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 02/15/14)[b]	GBP	125	206,108

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)		Value

R & R Ice Cream PLC
8.38%, 11/15/17 (Call 11/15/13)[c]	EUR	100	$146,260
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[a],c	EUR	150	214,147
Royal Bank of Scotland Group PLC
4.63%, 09/22/21 (Call 09/22/16)[a]	EUR	150	197,247
Thomas Cook Group PLC
6.75%, 06/22/15	EUR	100	123,184
7.75%, 06/22/17	GBP	50	68,967
Virgin Media Finance PLC Series .
5.13%, 02/15/22	GBP	100	158,941
Viridian Group
11.13%, 04/01/17[c]	EUR	100	142,074
William Hill PLC
7.13%, 11/11/16	GBP	50	88,418

			4,117,775
UNITED STATES — 1.33%
GMAC International Finance BV
7.50%, 04/21/15	EUR	250	369,611
Levi Strauss & Co.
7.75%, 05/15/18 (Call 05/15/14)	EUR	100	144,393

			514,004

TOTAL CORPORATE BONDS & NOTES
(Cost: $33,471,666)			35,565,946

FOREIGN AGENCY OBLIGATIONS — 1.65%

DENMARK — 0.58%
DONG Energy A/S
7.75%, 06/01/3010 (Call 06/01/21)[a]	EUR	150	223,207

			223,207
PORTUGAL — 1.07%
Caixa Geral de Depositos SA
5.13%, 02/19/14	EUR	200	275,552
5.63%, 12/04/15[c]	EUR	100	140,468

			416,020

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $620,274)			639,227

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[e,f]	4,005	$4,005

		4,005

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,005)		4,005

TOTAL INVESTMENTS IN SECURITIES — 93.84%
(Cost: $34,095,945)		36,209,178
Other Assets, Less Liabilities — 6.16%		2,375,120

NET ASSETS — 100.00%		$38,584,298

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

14

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

January 31, 2013

Security		Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.67%

AUSTRALIA — 0.98%
FMG Resources (August 2006) Pty Ltd.
6.88%, 02/01/18 (Call 02/01/14)[a]	USD	250	$258,750
7.00%, 11/01/15 (Call 03/04/13)[a]	USD	100	104,083

			362,833

CANADA — 3.23%
Air Canada
10.13%, 08/01/15 (Call 03/04/13)[a]	CAD	50	53,172
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 09/22/13)	CAD	6	4,625
Bombardier Inc.
6.13%, 05/15/21[b]	EUR	100	141,218
7.75%, 03/15/20[a,c]	USD	150	169,500
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[a]	CAD	50	52,185
Inmet Mining Corp.
8.75%, 06/01/20 (Call 06/01/16)[a]	USD	100	111,083
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	USD	100	104,371
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	USD	150	169,375
Paramount Resources Ltd.
8.25%, 12/13/17 (Call 12/13/13)	CAD	50	51,649
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	USD	100	106,667
Quebecor Media Inc.
7.38%, 01/15/21 (Call 01/15/16)[a]	CAD	100	109,626
Trident Exploration Corp.
8.25%, 04/13/18 (Call 04/13/15)	CAD	25	23,603
Videotron Ltee
5.00%, 07/15/22	USD	100	104,000

			1,201,074
FINLAND — 0.38%
Nokia OYJ
6.75%, 02/04/19	EUR	100	142,815

			142,815
FRANCE — 4.44%
Credit Agricole SA
6.64%, 12/31/49 (Call 05/31/17)[a,d]	USD	100	91,500
Faurecia SA
9.38%, 12/15/16[b]	EUR	100	151,350
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[d]	EUR	50	59,386
Lafarge SA
5.38%, 06/26/17[b]	EUR	250	362,539
6.63%, 11/29/18	EUR	100	150,167
Peugeot SA
5.63%, 06/29/15	EUR	75	103,434
5.63%, 07/11/17	EUR	50	67,112

Security		Principal (000s)	Value

Renault SA
5.63%, 06/30/15	EUR	150	$215,941
Rexel SA
8.25%, 12/15/16 (Call 12/15/13)	EUR	100	146,717
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,d]	USD	100	94,000
Wendel SA
4.38%, 08/09/17	EUR	50	69,058
4.88%, 11/04/14	EUR	100	141,056

			1,652,260
GERMANY — 3.06%
ATU Auto-Teile-Unger Handels GmbH & Co. KG
11.00%, 05/15/14[b]	EUR	100	129,632
Beverage Packaging Holdings (Luxembourg) II SA
9.50%, 06/15/17 (Call 03/01/13)[b]	EUR	100	139,246
Franz Haniel & Cie GmbH
5.88%, 02/01/17	EUR	100	153,488
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 (Call 06/30/14)[b]	EUR	100	143,375
ThyssenKrupp AG
4.38%, 02/28/17	EUR	100	140,335
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.75%, 01/15/23 (Call 01/15/18)[b]	EUR	100	136,894
7.50%, 03/15/19 (Call 03/15/15)[b]	EUR	100	148,465
UPCB Finance Ltd.
7.63%, 01/15/20 (Call 01/15/15)[b]	EUR	100	146,260

			1,137,695
GREECE — 0.37%
OTE PLC
7.25%, 02/12/15[b,e]	EUR	100	135,966

			135,966
IRELAND — 0.59%
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[b]	EUR	150	218,117

			218,117
ITALY — 2.41%
Banca Monte dei Paschi di Siena SpA
5.00%, 04/21/20[b]	EUR	100	120,324
Banco Popolare
6.00%, 11/05/20[b]	EUR	50	67,225
Fiat Finance & Trade SA
7.63%, 09/15/14	EUR	100	143,613
Italcementi Finance SA
6.63%, 03/19/20[e]	EUR	50	68,379
Lottomatica Group SpA
8.25%, 03/31/66 (Call 03/31/16)[b,d]	EUR	50	69,991
Wind Acquisition Finance SA
7.25%, 02/15/18 (Call 11/15/13)[a]	USD	200	209,500
11.75%, 07/15/17 (Call 07/15/13)[b]	EUR	150	215,742

			894,774

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

January 31, 2013

Security		Principal (000s)	Value

JAMAICA — 0.30%
Digicel Group Ltd.
10.50%, 04/15/18 (Call 04/15/14)[a]	USD	100	$111,750

			111,750
JAPAN — 0.19%
Tokyo Electric Power Co. Inc.
4.50%, 03/24/14	EUR	50	69,397

			69,397
LUXEMBOURG — 4.29%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)	USD	100	107,000
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 12/15/13)[b]	EUR	100	145,411
Fiat Finance & Trade SA
6.38%, 04/01/16[b]	EUR	250	348,897
Fiat Industrial Finance Europe SA
5.25%, 03/11/15[b]	EUR	100	141,509
Ineos Group Holdings SA
7.88%, 02/15/16 (Call 03/01/13)[b]	EUR	50	67,817
Intelsat (Luxembourg) SA
11.25%, 02/04/17 (Call 03/04/13)	USD	150	158,738
Intelsat Jackson Holdings SA
6.63%, 12/15/22 (Call 12/15/17)[a]	USD	100	101,406
7.25%, 04/01/19 (Call 04/01/15)	USD	200	214,333
Ontex IV SA
7.50%, 04/15/18 (Call 04/15/14)[b]	EUR	100	140,151
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[b]	EUR	100	144,563
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a]	USD	25	24,932

			1,594,757
MEXICO — 0.21%
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	USD	100	78,375

			78,375
NETHERLANDS — 4.63%
Conti-Gummi Finance BV
7.50%, 09/15/17 (Call 09/15/13)[b]	EUR	100	144,377
EDP Finance BV
5.75%, 09/21/17[b]	EUR	150	214,795
Fresenius Finance BV
4.25%, 04/15/19[b]	EUR	100	145,072
HeidelbergCement Finance BV
8.00%, 01/31/17[b]	EUR	200	312,663
InterGen NV
9.00%, 06/30/17 (Call 03/04/13)[a]	USD	75	69,375
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	USD	100	110,375
6.00%, 11/15/21 (Call 08/17/21)	USD	200	236,000
NXP BV/NXP Funding LLC
9.75%, 08/01/18 (Call 08/01/14)[a]	USD	100	115,500
Schaeffler Finance BV
7.75%, 02/15/17[b]	EUR	100	152,708

Security		Principal (000s)	Value

UPC Holding BV
8.38%, 08/15/20 (Call 08/15/15)[b]	EUR	50	$74,685
Ziggo Bond Co. BV
8.00%, 05/15/18 (Call 05/15/14)[b]	EUR	100	146,825

			1,722,375
NORWAY — 0.13%
Norske Skogindustrier ASA
7.00%, 06/26/17	EUR	50	47,283

			47,283
PORTUGAL — 1.47%
Banco Comercial Portugues SA
5.63%, 04/23/14	EUR	100	138,015
Banco Espirito Santo SA
5.63%, 06/05/14	EUR	150	207,682
Portugal Telecom International Finance BV
4.38%, 03/24/17	EUR	50	67,886
5.00%, 11/04/19	EUR	100	134,131

			547,714
SPAIN — 1.90%
Abengoa SA
9.63%, 02/25/15[b]	EUR	50	71,121
Campofrio Food Group SA
8.25%, 10/31/16 (Call 10/31/13)[b]	EUR	100	142,120
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 05/15/14)[b]	EUR	50	66,691
Mapfre SA
5.13%, 11/16/15	EUR	100	140,689
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)[b]	EUR	100	139,269
Obrascon Huarte Lain SA
7.38%, 04/28/15	EUR	100	144,733

			704,623
SWEDEN — 0.39%
Verisure Holding AB
8.75%, 09/01/18 (Call 09/01/14)[b]	EUR	100	145,015

			145,015
UNITED KINGDOM — 4.24%
Boparan Finance PLC
9.88%, 04/30/18 (Call 04/30/14)[a]	GBP	100	176,381
CEVA Group PLC
11.50%, 04/01/18 (Call 04/01/14)[a]	USD	100	88,125
EC Finance PLC
9.75%, 08/01/17 (Call 08/01/14)[b]	EUR	100	146,486
HBOS PLC
4.88%, 03/20/15	EUR	100	139,736
6.75%, 05/21/18[a]	USD	200	219,500
Ineos Finance PLC
9.00%, 05/15/15 (Call 05/15/13)[a]	USD	100	105,625
9.25%, 05/15/15 (Call 05/15/13)[b]	EUR	50	71,801
Jaguar Land Rover PLC
8.25%, 03/15/20 (Call 03/15/16)[b]	GBP	100	176,460
Kerling PLC
10.63%, 02/01/17 (Call 02/01/14)[b]	EUR	50	65,806

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

January 31, 2013

Security		Principal (000s)	Value

Phones4u Finance PLC
9.50%, 04/01/18 (Call 04/01/14)[a]	GBP	100	$167,265
Royal Bank of Scotland Group PLC
4.63%, 09/22/21 (Call 09/22/16)[d]	EUR	100	131,498
William Hill PLC
7.13%, 11/11/16	GBP	50	88,418

			1,577,101

UNITED STATES — 63.46%
Advanced Micro Devices Inc.
8.13%, 12/15/17 (Call 12/15/13)[c]	USD	100	93,875
AES Corp. (The)
8.00%, 10/15/17	USD	250	288,988
Aircastle Ltd.
6.25%, 12/01/19	USD	50	53,904
Alere Inc.
8.63%, 10/01/18 (Call 10/01/14)	USD	50	51,917
Ally Financial Inc.
4.63%, 06/26/15	USD	100	104,719
5.50%, 02/15/17	USD	100	107,750
6.75%, 12/01/14	USD	100	108,000
8.00%, 03/15/20	USD	250	306,562
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)	USD	100	90,000
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	USD	100	116,375
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	USD	100	107,958
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[c]	USD	200	180,250
Avaya Inc.
9.75%, 11/01/15 (Call 03/04/13)[c]	USD	100	95,250
Ball Corp.
5.75%, 05/15/21 (Call 11/15/15)	USD	100	107,000
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)	USD	100	111,500
Bill Barrett Corp.
7.00%, 10/15/22 (Call 10/15/17)	USD	100	102,625
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)[a]	USD	50	52,667
6.50%, 10/01/20 (Call 10/01/15)[a]	USD	50	51,125
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)	USD	100	103,875
Cablevision Systems Corp.
7.75%, 04/15/18	USD	150	168,165
Caesars Entertainment Operating Co. Inc.
9.00%, 02/15/20 (Call 02/15/16)[a,c]	USD	100	102,500
12.75%, 04/15/18 (Call 04/15/14)	USD	50	38,156
Calpine Corp.
7.50%, 02/15/21 (Call 11/01/15)[a]	USD	315	345,712
Case New Holland Inc.
7.88%, 12/01/17	USD	100	117,917
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21 (Call 04/30/15)[c]	USD	150	160,500
7.00%, 01/15/19 (Call 01/15/14)	USD	100	108,083
7.88%, 04/30/18 (Call 04/30/13)	USD	150	160,437
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	USD	100	110,500
Cengage Learning Acquisitions Inc.
12.00%, 06/30/19 (Call 06/30/15)[a]	USD	50	21,500
CenturyLink Inc.
6.45%, 06/15/21	USD	150	163,591

Security		Principal (000s)	Value

Ceridian Corp.
11.25%, 11/15/15 (Call 03/04/13)	USD	100	$101,191
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 04/15/17)[c]	USD	100	107,673
Chesapeake Energy Corp.
6.63%, 08/15/20[c]	USD	200	219,249
6.78%, 03/15/19 (Call 03/04/13)[c]	USD	100	100,918
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)	USD	200	218,750
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	USD	81	88,023
CIT Group Inc.
5.00%, 05/15/17	USD	100	106,688
5.25%, 03/15/18	USD	150	160,558
5.50%, 02/15/19[a]	USD	150	161,250
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)	USD	100	107,604
Claire’s Stores Inc. Series 144[a]
9.00%, 03/15/19 (Call 03/15/15)[a]	USD	100	109,625
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[a]	USD	100	103,000
Clear Channel Communications Inc.
9.00%, 12/15/19 (Call 07/15/15)[a]	USD	75	71,063
9.00%, 03/01/21 (Call 03/01/16)	USD	100	93,250
Clear Channel Worldwide Holdings Inc.
Series B
7.63%, 03/15/20 (Call 03/15/15)	USD	125	131,250
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 03/04/13)[a]	USD	150	162,375
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a]	USD	100	109,167
Community Health Systems Inc.
7.13%, 07/15/20 (Call 07/15/16)	USD	100	108,000
8.00%, 11/15/19 (Call 11/15/15)	USD	100	110,250
Concho Resources Inc.
6.50%, 01/15/22 (Call 01/15/17)	USD	100	109,000
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	USD	150	162,375
Continental Airlines Inc.
6.75%, 09/15/15 (Call 03/04/13)[a]	USD	100	105,000
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)[c]	USD	100	106,625
Cricket Communications Inc.
7.75%, 10/15/20 (Call 10/15/15)	USD	100	103,438
Crown Castle International Corp.
5.25%, 01/15/23[a]	USD	50	52,125
DaVita HealthCare Partners Inc.
6.38%, 11/01/18 (Call 11/01/13)	USD	100	106,833
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)	USD	100	104,375
Denbury Resources Inc.
8.25%, 02/15/20 (Call 02/15/15)	USD	100	111,500
DISH DBS Corp.
4.63%, 07/15/17[c]	USD	100	104,500
5.88%, 07/15/22	USD	150	159,375
6.75%, 06/01/21	USD	150	167,973
7.88%, 09/01/19	USD	150	177,000
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	USD	100	107,875
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)	USD	100	103,500
El Paso Corp.
7.00%, 06/15/17	USD	100	114,000

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

January 31, 2013

Security		Principal (000s)	Value

Endo Health Solutions Inc.
7.00%, 07/15/19 (Call 07/15/15)	USD	100	$108,719
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20 (Call 12/01/15)[a]	USD	150	171,750
11.75%, 03/01/22 (Call 03/01/17)[a]	USD	50	56,875
Energy Transfer Equity LP
7.50%, 10/15/20	USD	150	172,875
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)	USD	100	113,708
EP Energy LLC/EP Energy Finance Inc. Series WI
9.38%, 05/01/20 (Call 05/01/16)	USD	100	112,583
Equinix Inc.
7.00%, 07/15/21 (Call 07/15/16)	USD	100	111,750
First Data Corp.
7.38%, 06/15/19 (Call 06/15/15)[a,c]	USD	150	157,537
8.25%, 01/15/21 (Call 01/15/16)[a]	USD	100	102,625
11.25%, 03/31/16 (Call 03/04/13)[c]	USD	100	99,839
12.63%, 01/15/21 (Call 01/15/16)[c]	USD	150	160,125
Freescale Semiconductor Inc.
9.25%, 04/15/18 (Call 04/15/14)[a]	USD	200	219,000
10.75%, 08/01/20 (Call 08/01/15)	USD	50	55,625
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a]	USD	200	216,000
Frontier Communications Corp.
8.25%, 04/15/17[c]	USD	200	231,500
8.50%, 04/15/20[c]	USD	100	115,250
GenOn Energy Inc.
9.50%, 10/15/18	USD	100	118,667
Goodyear Tire & Rubber Co. (The)
8.25%, 08/15/20 (Call 08/15/15)	USD	100	110,000
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[a]	USD	25	26,635
9.75%, 07/15/20 (Call 07/15/16)[a]	USD	50	54,750
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	USD	100	108,438
Harrah’s Operating Co. Inc.
10.00%, 12/15/18 (Call 12/15/13)	USD	150	102,047
10.75%, 02/01/16 (Call 03/04/13)	USD	25	21,938
11.25%, 06/01/17 (Call 06/01/13)	USD	150	159,905
HCA Holdings Inc.
7.75%, 05/15/21 (Call 11/15/15)	USD	100	109,250
HCA Inc.
5.88%, 05/01/23	USD	100	104,188
6.50%, 02/15/20	USD	400	446,333
8.50%, 04/15/19 (Call 04/15/14)	USD	150	166,625
HD Supply Inc.
10.50%, 01/15/21 (Call 01/15/16)[a]	USD	25	25,684
11.00%, 04/15/20 (Call 04/15/16)[a]	USD	100	119,333
Health Management Associates Inc.
7.38%, 01/15/20 (Call 01/15/16)	USD	100	110,250
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)	USD	150	163,125
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)[a]	USD	25	24,796
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 11/15/15)[c]	USD	100	93,000
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)[c]	USD	100	108,750
Hughes Satellite Systems Corp.
7.63%, 06/15/21	USD	100	114,500
Huntsman International LLC
5.50%, 06/30/16 (Call 03/04/13)[c]	USD	100	100,550

Security		Principal (000s)	Value

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 01/15/16 (Call 02/19/13)[c]	USD	100	$104,001
8.00%, 01/15/18 (Call 01/15/14)	USD	100	106,925
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	USD	100	113,625
International Lease Finance Corp.
4.88%, 04/01/15	USD	200	208,070
5.65%, 06/01/14	USD	100	104,250
8.25%, 12/15/20	USD	200	245,000
8.75%, 03/15/17	USD	200	235,500
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a]	USD	25	25,688
10.00%, 08/15/18 (Call 08/15/14)[a]	USD	25	21,813
JC Penney Corp. Inc.
5.65%, 06/01/20	USD	25	20,792
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)[a]	USD	100	106,583
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[a]	USD	50	54,438
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a]	USD	25	24,859
Lennar Corp.
4.75%, 12/15/17 (Call 09/15/17)	USD	100	105,083
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 07/01/15)	USD	200	218,400
Limited Brands Inc.
6.90%, 07/15/17	USD	200	229,625
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)[a]	USD	200	200,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.75%, 11/01/20 (Call 11/01/15)	USD	150	164,125
Masco Corp.
6.13%, 10/03/16	USD	150	167,640
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[a,c]	USD	100	105,250
MetroPCS Wireless Inc.
7.88%, 09/01/18 (Call 09/01/14)[c]	USD	100	108,150
MGM Resorts International
6.63%, 12/15/21	USD	75	77,143
7.50%, 06/01/16[c]	USD	100	109,250
8.63%, 02/01/19	USD	150	171,199
Momentive Performance Materials Inc.
8.88%, 10/15/20 (Call 10/15/15)	USD	50	51,636
9.00%, 01/15/21 (Call 01/15/16)[c]	USD	25	19,531
Newfield Exploration Co.
5.75%, 01/30/22	USD	100	110,083
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 06/01/15)[a]	USD	100	115,366
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a]	USD	50	49,000
NRG Energy Inc.
7.63%, 05/15/19 (Call 05/15/14)	USD	250	268,021
8.25%, 09/01/20 (Call 09/01/15)[c]	USD	50	56,250
Nuveen Investments Inc.
9.50%, 10/15/20 (Call 10/15/16)[a,c]	USD	50	51,125
Oasis Petroleum Inc.
7.25%, 02/01/19 (Call 02/01/15)	USD	100	108,333
Offshore Group Investments Ltd.
7.50%, 11/01/19 (Call 11/01/15)[a]	USD	50	51,125
11.50%, 08/01/15 (Call 03/04/13)	USD	46	50,025
Peabody Energy Corp.
6.00%, 11/15/18[c]	USD	150	157,125

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

January 31, 2013

Security		Principal (000s)	Value

Pinnacle Foods Finance LLC
9.25%, 04/01/15 (Call 03/04/13)	USD	113	$114,130
Plains Exploration & Production Co.
6.63%, 05/01/21 (Call 05/01/16)	USD	100	110,400
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)	USD	50	55,500
Quicksilver Resources Inc.
8.25%, 08/01/15 (Call 03/04/13)	USD	100	96,000
R.R. Donnelley & Sons Co.
8.25%, 03/15/19	USD	100	101,375
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	USD	100	104,667
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18 (Call 05/01/14)	USD	100	110,000
Realogy Corp.
7.88%, 02/15/19 (Call 02/15/15)[a]	USD	100	110,000
Regency Energy Partners LP/ Regency Energy Finance Corp.
6.88%, 12/01/18 (Call 12/01/14)	USD	100	108,167
Reynolds Group Issuer Inc./ Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	USD	100	102,250
7.13%, 04/15/19 (Call 10/15/14)	USD	350	374,937
9.88%, 08/15/19 (Call 08/15/15)	USD	150	164,266
Rite Aid Corp.
9.50%, 06/15/17 (Call 03/04/13)[c]	USD	150	156,675
Rockies Express Pipeline LLC
5.63%, 04/15/20 [a]	USD	75	70,951
Royal Bank of Scotland Group PLC
5.05%, 01/08/15	USD	100	103,039
Sabine Pass LNG LP
7.50%, 11/30/16	USD	100	110,625
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)[a]	USD	150	159,656
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	USD	100	106,019
8.00%, 06/01/18 (Call 06/01/13)[a]	USD	200	210,000
Seagate HDD Cayman
7.75%, 12/15/18 (Call 12/15/14)	USD	100	110,408
Sealed Air Corp.
8.13%, 09/15/19 (Call 09/15/15)[a]	USD	100	114,000
Sears Holdings Corp.
6.63%, 10/15/18[c]	USD	100	94,975
ServiceMaster Co.
8.00%, 02/15/20 (Call 02/15/15)	USD	50	52,826
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)	USD	100	110,000
Springleaf Finance Corp.
6.90%, 12/15/17	USD	150	142,594
Sprint Nextel Corp.
7.00%, 08/15/20	USD	50	54,375
9.00%, 11/15/18[a]	USD	150	185,281
9.13%, 03/01/17	USD	150	175,875
11.50%, 11/15/21	USD	100	137,000
Standard Pacific Corp.
8.38%, 05/15/18	USD	100	118,658
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
7.50%, 10/01/18 (Call 10/01/14)	USD	84	90,552
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)[a]	USD	50	51,625
7.38%, 11/15/18 (Call 11/15/13)	USD	100	106,833
SUPERVALU Inc.
8.00%, 05/01/16	USD	50	49,821
Tenet Healthcare Corp.
8.88%, 07/01/19 (Call 07/01/14)	USD	150	169,500

Security		Principal (000s)	Value

Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)	USD	50	$52,146
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a],c	USD	150	118,876
Toys R Us Property Co. I LLC
10.75%, 07/15/17 (Call 07/15/13)	USD	100	107,417
TransDigm Inc.
7.75%, 12/15/18 (Call 12/15/14)	USD	150	166,687
U.S. Foodservice Inc.
8.50%, 06/30/19 (Call 06/30/14)[a]	USD	50	51,938
United Rentals (North America) Inc.
7.38%, 05/15/20 (Call 05/15/16)	USD	150	164,538
8.38%, 09/15/20 (Call 09/15/15)[c]	USD	100	109,875
United States Steel Corp.
7.38%, 04/01/20[c]	USD	100	106,167
Univision Communications Inc.
6.88%, 05/15/19 (Call 05/15/15)[a]	USD	150	157,406
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[a]	USD	150	160,031
USG Corp.
6.30%, 11/15/16	USD	100	105,250
Valeant Pharmaceuticals International Inc.
6.88%, 12/01/18 (Call 12/01/14)[a]	USD	200	211,750
Vanguard Health Holding Co. II LLC/ Vanguard Holding Co. II Inc.
8.00%, 02/01/18 (Call 02/01/14)	USD	100	105,792
Vulcan Materials Co.
7.50%, 06/15/21	USD	100	115,833
West Corp.
8.63%, 10/01/18 (Call 10/01/14)	USD	100	107,250
WideOpenWest Finance LLC/ WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)[a]	USD	75	82,500
Windstream Corp.
7.75%, 10/15/20 (Call 10/15/15)[c]	USD	200	218,000
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	USD	100	108,400
Wynn Las Vegas LLC
7.75%, 08/15/20 (Call 08/15/15)	USD	100	112,938
XM Satellite Radio Inc.
7.63%, 11/01/18 (Call 11/01/14)[a]	USD	150	165,750
Zayo Group LLC/Zayo Capital Inc.
10.13%, 07/01/20 (Call 07/01/16)	USD	100	117,000

			23,584,857

TOTAL CORPORATE BONDS & NOTES
(Cost: $34,240,495)			35,928,781

FOREIGN AGENCY OBLIGATIONS — 0.58%

DENMARK — 0.20%
DONG Energy A/S
7.75%, 06/01/3010 (Call 06/01/21)[d]	EUR	50	74,403

			74,403
PORTUGAL — 0.38%
Caixa Geral de Depositos SA
5.63%, 12/04/15[b]	EUR	100	140,468

			140,468

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $211,904)			214,871

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

January 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 8.90%

MONEY MARKET FUNDS — 8.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[f,g,h]	2,993,381	2,993,381
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[f,g,h]	270,807	270,807
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[f,g]	42,993	42,993

		3,307,181

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,307,181)		3,307,181

TOTAL INVESTMENTS IN SECURITIES — 106.15%
(Cost: $37,759,580)		39,450,833
Other Assets, Less Liabilities — (6.15)%		(2,284,538)

NET ASSETS — 100.00%		$37,166,295

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

20

Notes to Schedules of Investments  (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund
Emerging Markets Corporate
Emerging Markets High Yield
Emerging Markets Local Currency
Global ex USD High Yield Corporate
Global High Yield Corporate

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value

1

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Emerging Markets Corporate
Assets:
Corporate Bonds & Notes	$—	$12,534,311	$—	$12,534,311
Foreign Agency Obligations	—	13,343,772	—	13,343,772
Short-Term Investments	188,829	—	—	188,829

	$188,829	$25,878,083	$—	$26,066,912

Emerging Markets High Yield
Assets:
Corporate Bonds & Notes	$—	$55,725,232	$—	$55,725,232
Foreign Agency Obligations	—	23,501,252	—	23,501,252
Foreign Government Obligations	—	141,015,601	—	141,015,601
Short-Term Investments	1,258,766	—	—	1,258,766

	$1,258,766	$220,242,085	$—	$221,500,851

Emerging Markets Local Currency
Assets:
Foreign Agency Obligations	$—	$2,827,646	$—	$2,827,646
Foreign Government Obligations	—	403,645,394	—	403,645,394
Short-Term Investments	251,388	—	—	251,388

	$251,388	$406,473,040	$—	$406,724,428

Global ex USD High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$35,565,946	$—	$35,565,946
Foreign Agency Obligations	—	639,227	—	639,227
Short-Term Investments	4,005	—	—	4,005

	$4,005	$36,205,173	$—	$36,209,178

Global High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$35,928,781	$—	$35,928,781
Foreign Agency Obligations	—	214,871	—	214,871
Short-Term Investments	3,307,181	—	—	3,307,181

	$3,307,181	$36,143,652	$—	$39,450,833

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Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Corporate	$25,621,816	$601,190	$(156,094)	$445,096
Emerging Markets High Yield	217,940,841	5,487,790	(1,927,780)	3,560,010
Emerging Markets Local Currency	397,307,878	22,142,130	(12,725,580)	9,416,550
Global ex USD High Yield Corporate	34,095,945	2,209,102	(95,869)	2,113,233
Global High Yield Corporate	37,759,580	1,827,587	(136,334)	1,691,253

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by

3

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

4

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	March 27, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 27, 2013